UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__X__	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____0001013454____

Benchmark 2026-B42 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: ____0002110410

Helaine M. Kaplan, (212) 250-5270
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated February 12, 2026, obtained by the depositor, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

Attached as Exhibit 99.2 hereto is an underwriting information comparison agreed-upon procedures report, dated February 12, 2026, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: February 12, 2026

/s/ Helaine M. Kaplan

By: Helaine M. Kaplan, Managing Director
(senior officer in charge of securitization of the depositor)

/s/ Matt Smith

By: Matt Smith, Director
(senior officer in charge of securitization of the depositor)

Benchmark 2026-B42 – ABS-15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 12, 2026, of Ernst & Young LLP.

Exhibit 99.2	Underwriting information comparison agreed-upon procedures report, dated February 12, 2026, of Ernst & Young LLP.

Benchmark 2026-B42 – ABS-15G